Segment information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	$ 2		$ 1
Interest Revenue (Expense), Net [Abstract]
Interest revenue	12	8
Interest expense	44	44
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	10	9
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	1,806	1,515
Sales and other income	1,720	1,435
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	684	454
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	684	454
Exploration Cost	(75)	(57)
General and administrative expenses	(70)	(68)
Market development costs	(1)	(3)
Non-hedge derivative gain/(loss) and movement on bonds	124	41
Taxation expense	(265)	(124)
Noncontrolling interests	(13)	(6)
Net income/(loss) - attributable to AngloGold Ashanti	384	237
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	11,698		11,185
Rand Refinery [Member]
Segment Reporting Information [Line Items]
Assets Held-for-sale, Current	2		1
South Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	7	4
Interest expense	1	2
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	529	564
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	156	197
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	156	197
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	3,091		2,974
Continental Africa [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	1
Interest expense	1	0
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	12	15
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	728	543
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	302	157
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	302	157
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	4,562		4,365
Australasia [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	2
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	115	98
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	33	8
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	33	8
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	731		714
Americas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	1
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	427	305
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	222	146
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	222	146
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	2,636		2,527
Other Areas [Member]
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	0
Interest expense	42	42
Segment Reporting Information, Equity in Net Income of Equity Method Investees of Segment [Abstract]
Equity income/(loss) in associates	(2)	(6)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues By Area	7	5
Segment Reporting Information Income Loss Before Income Taxes Abstract
Segment income/(loss)	(29)	(54)
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(29)	(54)
Reconciliation from Segment Totals to Consolidated [Abstract]
Total assets	678		605
Significant Reconciling Items [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Less: Equity Method Investments Included Above	$ (86)	$ (80)